Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS EXPENSE
Summary of Employee Expenses

Employee expenses recognized in profit or loss for the years ended December 31, 2019, 2018 and 2017 are as follows:

	12-31-2019	12-31-2018	12-31-2017
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(40,946,741)	(44,154,344)	(44,367,982)
Post-employment benefit obligations expense	(1,516,722)	(641,407)	(790,850)
Social security and other contributions	(5,641,858)	(5,797,834)	(6,524,962)
Other staff expenses	(1,625,948)	(3,206,953)	(2,538,676)
Total employee benefits expense	(49,731,269)	(53,800,538)	(54,222,470)